SENIOR SECURED CONVERTIBLE NOTES (FY) (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2024 USD ($)	Jan. 16, 2024 USD ($)	Sep. 05, 2023	Jun. 14, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 25, 2023 $ / shares
Debt Instrument [Line Items]
Proceeds from convertible notes					$ 7,000,000	$ 6,400,000	$ 0	$ 0	$ 7,000,000
Carrying value						8,000,000		0
Interest expense						875,000	391,000	2,247,000	949,000
Repayment of convertible debt	$ 2,900,000					$ 2,895,000	1,457,000	$ 3,238,000	1,000,000
Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible debt	2,900,000
Secured Convertible Notes
Debt Instrument [Line Items]
Conversion price per share (in dollars per shares) | $ / shares				$ 12						$ 1
Volume-weighted average price				93.00%
Warrants outstanding (in shares) | shares						586,890		586,890
Warrants and rights outstanding						$ 839,000		$ 839,000
Maturity term				5 years
Secured Convertible Notes | Measurement Input, Share Price
Debt Instrument [Line Items]
Convertible warrants, measurement input				4.28
Secured Convertible Notes | Measurement Input, Conversion Price
Debt Instrument [Line Items]
Convertible warrants, measurement input				12
Secured Convertible Notes | Measurement Input, Risk Free Interest Rate
Debt Instrument [Line Items]
Convertible warrants, measurement input				0.0361
Secured Convertible Notes | Measurement Input, Price Volatility
Debt Instrument [Line Items]
Convertible warrants, measurement input				0.65
Convertible Notes Payable
Debt Instrument [Line Items]
Proceeds from convertible notes				$ 10,000,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Discount issued on convertible notes								700,000	1,500,000
Interest rate						6.00%
Percentage of principal amount of convertible notes			115.00%
Debt default conversion ratio			0.8
Carrying value						$ 0		5,100,000	9,800,000
Long-term debt, non-current								4,400,000	8,300,000
Interest expense						14,000	$ 402,000	402,000	$ 356,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable | Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible debt	2,900,000	$ 2,900,000
Tranche One | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount				11,000,000
Discount issued on convertible notes				$ 1,000,000
Interest rate				6.00%
Interest payment grace period				6 months
8.00% Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 6,400,000
Interest rate	8.00%
Carrying value						$ 6,400,000		$ 0
8.00% Convertible Notes | Convertible Debt | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount	$ 6,400,000
Interest rate	8.00%	8.00%